Management of financial risk - Financial assets measured at amortized cost from banking operations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Financial assets measured at fair value through other-comprehensive income.	¥ 853,453	¥ 1,233,431
Total financial assets	6,391,260	6,810,333
Loss allowance	57,379	59,852
Financial assets measured at amortized cost, Gross carrying amount	3,081	44
Expected credit loss provision	61
Loans and advances to customers.
Disclosure of credit risk exposure
Loss allowance	¥ 12,061	¥ 11,528	¥ 1,962	¥ 712
Credit risk
Disclosure of credit risk exposure
Expected loss rate	13.53%	9.90%
Credit risk | Loans and advances to customers.
Disclosure of credit risk exposure
Financial assets measured at amortized cost	¥ 3,142	¥ 44
Financial assets measured at fair value through other-comprehensive income.	1,902,985	1,608,402
Gross carrying amount	1,906,127	¥ 1,608,446
Expected credit loss provision	¥ 61
Expected loss rate	1.94%